Income Taxes - Additional Information (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Operating loss carry forwards	¥ 143,710
Operating loss carry forwards, expiration start year	2020
Operating loss carry forwards, expiration end year	2037
Income tax holiday, description	If the tax holiday granted to Anhui Huami was not available, the Group’s income tax expense would have increased by RMB2,972, RMB16,533 and RMB30,740, the basic net income per share attributable to the Company would have decreased by RMB0.06, RMB0.30 and RMB0.45 during the years ended December 31, 2015, 2016 and 2017, respectively, and the diluted net income per share attributable to the Company would have decreased by RMB0.06, RMB0.30 and RMB0.45 during the years ended December 31, 2015, 2016 and 2017, respectively.
If no income tax holiday, increase effect in income tax expense	¥ 30,740	¥ 16,533	¥ 2,972
If no income tax holiday, decrease effect in basic net income per share	¥ 0.45	¥ 0.30	¥ 0.06
If no income tax holiday, decrease effect in diluted net income per share	¥ 0.45	¥ 0.30	¥ 0.06
Deferred tax assets, valuation allowance	¥ 0	¥ 0	¥ 0
Percentage of withholding tax on dividends paid to foreign investors	10.00%
High and New Technology Enterprise | Anhui Huami
Income Tax Contingency [Line Items]
Income tax rate	15.00%	15.00%	15.00%
Huami HK Limited | Hong Kong
Income Tax Contingency [Line Items]
Income tax rate	16.50%
PRC Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax rate	25.00%
PRC Subsidiaries [Member] | VIEs and VIEs’ Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax rate	25.00%
PRC subsidiaries and VIEs
Income Tax Contingency [Line Items]
Aggregate undistributed earnings available for distribution	¥ 350,251	¥ 100,329
Deferred tax liabilities attributable to undistributed earning	¥ 0	¥ 0